Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	NEUBERGER BERMAN INCOME FUNDS
Entity Central Index Key	0000723620
Amendment Flag	false
Document Creation Date	Jun. 15, 2018
Document Effective Date	Jun. 16, 2018
Prospectus Date	Jun. 16, 2018